ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Mar. 31, 2010
Analysis of the movement in the allowance for doubtful accounts
Balance at beginning of year	¥ 4,983	¥ 4,983	¥ 4,983
Reversal of provision for doubtful accounts	(4,983)
Balance at end of year		¥ 4,983	¥ 4,983